Share-based Payments Arrangement - CLPT's Outstanding Stock Options (Detail) - C L P T Plan	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Granted on February 26, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	440	510	550
Number of options, Options granted		0	0
Number of options, Options exercised	(415)	(55)
Number of options, Options forfeited	0	(15)	(40)
Number of options, Options outstanding at end of the year	25	440	510
Number of options, Options exercisable at end of the year	25	192	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 14.4	$ 15.9	$ 15.9
Weighted average exercise price, Options granted		0	0
Weighted average exercise price, Options exercised	14.4	15.9
Weighted average exercise price, Options forfeited	0	0	0
Weighted-average exercise price, Options outstanding at end of the year	13.3	14.4	15.9
Weighted average exercise price, Options exercisable at end of the year	$ 13.3	$ 14.4	$ 0
Number of options, Weighted average remaining contractual life (years)	1 month 28 days	1 year 1 month 28 days	2 years 1 month 28 days
Granted on May 31, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	440	440	0
Number of options, Options granted		0	600
Number of options, Options exercised	(220)	0
Number of options, Options forfeited	0	0	(160)
Number of options, Options outstanding at end of the year	220	440	440
Number of options, Options exercisable at end of the year	0	0	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 15.3	$ 16.87	$ 0
Weighted average exercise price, Options granted		0	16.87
Weighted average exercise price, Options exercised	15.3	0
Weighted average exercise price, Options forfeited	0	0	0
Weighted-average exercise price, Options outstanding at end of the year	14.1	15.3	16.87
Weighted average exercise price, Options exercisable at end of the year	$ 0	$ 0	$ 0
Number of options, Weighted average remaining contractual life (years)	1 year 4 months 28 days	2 years 4 months 28 days	3 years 4 months 28 days
Granted on September 26, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	755	0
Number of options, Options granted		755
Number of options, Options exercised	0	0
Number of options, Options forfeited	(5)	0
Number of options, Options outstanding at end of the year	750	755	0
Number of options, Options exercisable at end of the year	0	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 15.3	$ 0
Weighted average exercise price, Options granted		16.87
Weighted average exercise price, Options exercised	0	0
Weighted average exercise price, Options forfeited	0	0
Weighted-average exercise price, Options outstanding at end of the year	14.1	15.3	$ 0
Weighted average exercise price, Options exercisable at end of the year	$ 0	$ 0
Number of options, Weighted average remaining contractual life (years)	2 years 8 months 26 days	3 years 8 months 26 days